File# 1-33371
CERT NYS

13000437

Parasnand Madho
Director
Corporate Actions & Market Watch

NYSE EURONEXT

Received SEC

MAR 15 2013

Washington, DC 20549

March 15, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, PPL Capital Funding, Inc., 2013 Series B Junior Subordinated Notes due 2073, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on March 15, 2013. Tentative listing date – March 18, 2013.

Sincerely,

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5404
www.nyx.com

Jacobs, Patricia

From: Michele G Lee <MGLee@nyx.com>
Sent: Friday, March 15, 2013 2:25 PM
To: Filer-Support
Cc: Ed Mecabe; Parasnand Madho; Ticker Admin; Michael Sabanos
Subject: REVISED SUBJECT LINE: NYSE Certification Filings - PPL Capital Funding, Inc.

Categories: Red Category

From: Michele G Lee
Sent: Friday, March 15, 2013 2:24 PM
To: 'filer-support@sec.gov'
Cc: Ed Mecabe (EMecabe@nyx.com); Paras Madho (pmadho@nyx.com); Ticker Admin; Michael Sabanos
Subject: NYSE Certification Filings - Capital Funding, Inc.

Please find below the attached certification letter for:

PPL Capital Funding, Inc.
2013 Series B Junior Subordinated Notes due 2073

Thank you,
Michele

Michele Lee
Senior Manager
Corporate Actions & Market Watch / Global Corporate Client Group
20 Broad Street, 17th Floor
New York, NY 10005
Office: +1 212.656.2795
Fax: +1 212.656.5893
Email: mglee@nyx.com

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